SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 653,772,000	$ 533,235,000	$ 594,586,000	$ 931,208,000	$ 2,374,006,000	$ 985,467,000
Restricted cash and cash equivalents	425,161,000	571,634,000		308,039,000
Receivables, less allowance for doubtful accounts	1,555,520,000	1,886,596,000		1,616,382,000
Due from Hertz affiliates	13,737,000	12,809,000		0
Inventories, at lower of cost or market	109,953,000	105,728,000		83,978,000
Prepaid expenses and other assets	547,993,000	461,502,000		416,134,000
Revenue earning equipment, net	13,969,224,000	12,908,336,000		10,105,409,000
Property and equipment, net	1,457,197,000	1,436,386,000		1,251,854,000
Other intangible assets, net	4,002,046,000	4,032,111,000		2,562,234,000
Goodwill	1,352,694,000	1,341,872,000		392,094,000	328,600,000
Total assets	24,087,297,000	23,290,209,000		17,667,332,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz affiliates	0	0		412,000
Accounts payable	1,304,849,000	999,061,000		897,489,000
Accrued liabilities	1,205,583,000	1,178,460,000		1,126,338,000
Accrued taxes	192,293,000	167,314,000		162,984,000
Debt	15,876,109,000	15,014,474,000		10,907,849,000
Public liability and property damage	321,003,000	332,232,000		281,534,000
Total Liabilities	21,625,264,000	20,372,681,000		15,038,478,000
Stockholders' equity:
Common Stock, Value, Issued	0	0		0
Additional paid-in capital	3,519,541,000	3,509,998,000		3,473,625,000
Accumulated deficit	(1,006,362,000)	(565,597,000)		(816,376,000)
Accumulated other comprehensive loss	(51,165,000)	(26,892,000)	3,922,000	(28,414,000)
The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014,000	2,917,509,000		2,628,835,000
Total liabilities and equity	24,087,297,000	23,290,209,000		17,667,332,000
Stock Transactions, Parenthetical Disclosures [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common Stock, shares authorized	3,000	3,000		3,000
Common Stock, shares issued	100	100		100
Common Stock, shares outstanding	100	100		100
Parent
ASSETS
Cash and cash equivalents	237,487,000	24,602,000	153,037,000	565,002,000	1,754,378,000	108,522,000
Restricted cash and cash equivalents	52,629,000	32,681,000		44,663,000
Receivables, less allowance for doubtful accounts	453,072,000	544,454,000		297,292,000
Due from Hertz affiliates	947,560,000	1,047,986,000		655,411,000
Inventories, at lower of cost or market	29,087,000	24,422,000		22,440,000
Prepaid expenses and other assets	2,773,720,000	2,570,539,000		2,088,579,000
Revenue earning equipment, net	178,584,000	104,207,000		167,304,000
Property and equipment, net	874,364,000	865,694,000		824,381,000
Investments in subsidiaries, net		6,964,916,000		4,413,289,000
Other intangible assets, net	75,352,000	74,606,000		94,682,000
Goodwill	106,210,000	106,210,000		100,221,000
Total assets	12,781,644,000	12,360,317,000		9,273,264,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz affiliates	2,407,240,000	2,254,223,000		1,251,347,000
Accounts payable	215,964,000	239,247,000		188,695,000
Accrued liabilities	659,056,000	605,680,000		607,673,000
Accrued taxes	66,745,000	54,357,000		54,559,000
Debt	6,874,447,000	6,190,040,000		4,434,274,000
Public liability and property damage	96,178,000	99,261,000		107,881,000
Total Liabilities	10,319,630,000	9,442,808,000		6,644,429,000
Stockholders' equity:
Common Stock, Value, Issued		0		0
Additional paid-in capital		3,509,998,000		3,473,625,000
Accumulated deficit		(565,597,000)		(816,376,000)
Accumulated other comprehensive loss		(26,892,000)		(28,414,000)
The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014,000	2,917,509,000		2,628,835,000
Total liabilities and equity	$ 12,781,644,000	$ 12,360,317,000		$ 9,273,264,000
Stock Transactions, Parenthetical Disclosures [Abstract]
Common Stock, par value (in dollars per share)		$ 0.01		$ 0.01
Common Stock, shares authorized		3,000		3,000
Common Stock, shares issued		100		100	100
Common Stock, shares outstanding		100		100